Independent Auditor's Report


The Board of Directors and Shareholders
Adhia Funds, Inc.
  Adhia Twenty Fund
  Adhia Healthcare Fund
  Adhia Short Term Advantage Fund


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Adhia Funds, Inc. - Adhia Twenty Fund, Adhia Health Care Fund, and Adhia Short Term Advantage Fund, as of December 31, 2002, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Adhia Funds, Inc. - Adhia Twenty Fund, Adhia Health Care Fund, and Adhia Short Term Advantage Fund, as of December 31, 2002, the results of its operations, the changes in their net assets, and the financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.



/s/ Alan K. Geer, P.A.
-----------------------
Alan K. Geer, P.A.
Tampa, Florida
February 21, 2003

                             Adhia Funds, Inc.
                             Adhia Twenty Fund
                    Statement of Assets and Liabilities
                          As of December 31, 2002


Assets:
   Investments in securities, at fair value (cost $915,566)    $    642,360
   Cash                                                              20,132
   Dividends and interest receivable                                  1,210
   Prepaid insurance                                                     573
                                                               --------------
   Total assets                                                      664,275
                                                               --------------

Liabilities:
   Call options written, at fair value
    (premiums received $3,552)                                           370
   Accrued management fees                                             3,676
   Accrued expenses                                                    1,441
                                                               --------------
   Total liabilities                                                   5,487
                                                               --------------
Net assets, at value                                             $   658,788
                                                               ==============

Net assets:
   Net unrealized appreciation (depreciation) on investments     $  (273,206)
   Accumulated net realized gain (loss)                              (53,504)
   Accumulated net investment income (loss)                           (4,893)
   Paid in capital                                                   990,391
                                                               --------------
Net assets, at value                                             $   658,788
                                                               ==============


Net asset value per share
   Class A common
   Offering and redemption price per share
   ($658,788 / 71,961.109 shares outstanding,
   $0.0001 par, 100,000,000 shares authorized)                     $9.15





The accompanying notes are an integral part of these financial statements.



<PAGA>
                               Adhia Funds, Inc.
                               Adhia Twenty Fund
                            Statement of Operations
                     For the Year Ended December 31, 2002


Investment income:
   Dividends                                                   $   19,777
   Interest                                                           357
                                                            --------------
       Total income                                            $   20,134

Expenses:
   Directors' fees                                                  1,500
   Licenses and permits                                               514
   Transfer agent services                                         12,345
   Professional fees                                                4,000
   Other expenses                                                   3,673
   Management fees                                                 11,857
                                                            --------------
       Total operating expenses                                    33,889
          Waiver of management fees                                (4,093)
                                                            --------------
       Net expenses                                                29,796
                                                            --------------
Net investment income (loss)                                       (9,662)

Net realized gain (loss) from:
   Investments in securities                                      (92,206)
   Call options written                                             8,804
                                                            --------------
                                                                  (83,402)

Net unrealized appreciation (depreciation)
 during the period on:
   Investments in securities                                     (196,408)
   Call options written                                             3,182
                                                            --------------
                                                                 (193,226)
                                                            --------------
Net gain (loss) on investment transactions                       (276,628)
                                                            --------------
Net increase (decrease) in net assets
 resulting from operations                                    $  (286,290)
                                                            ==============


The accompanying notes are an integral part of these financial statements.

                              Adhia Funds, Inc.
                              Adhia Twenty Fund
                      Statement of Changes in Net Assets
                       For the Years Ended December 31,

                                                             2002             2001
                                                        --------------   --------------
Increase (decrease) in net assets

Operations:
   Net investment income (loss)                          $     12,994     $     (9,662)
   Net realized gain (loss) from investments                   (8,171)         (83,402)
   Net unrealized appreciation (depreciation)
    on investments                                            (65,776)        (193,226)
                                                        --------------   --------------
Net increase (decrease) in net assets
  resulting from operations                                   (60,953)        (286,290)

Distributions of income                                        (6,068)             -
Distributions of capital gains                                 (3,929)             -

Fund share transactions:
   Proceeds from shares sold                                  132,604          133,534
   Share issued from dividend reinvestment                      9,997              -
   Cost of shares redeemed                                   (150,465)        (825,595)
                                                        --------------   --------------
Net increase (decrease) in net assets from
  fund share transactions                                      (7,864)        (692,061)
                                                        --------------   --------------
Increase (decrease) in net assets                             (78,814)        (978,351)
Net assets at the beginning of the period                   1,715,953        1,637,139
                                                        --------------   --------------
Net assets at the end of the period
  ($4,769 undistributed gain in 2001 and
   $4,893 undistributed loss in 2002)                    $  1,637,139     $    658,788
                                                        ==============   ==============




The accompanying notes are an integral part of these financial statements.

                              Adhia Funds, Inc.
                           Adhia Health Care Fund
                    Statement of Assets and Liabilities
                         As of December 31, 2002


Assets:
   Investments in securities, at fair value (cost $136,222)     $    132,347
   Receivable from advisors                                            2,660
   Prepaid insurance                                                      98
                                                               --------------
   Total assets                                                 $    135,105
                                                               --------------

Liabilities:
   Accrued expenses                                                    1,280
                                                               --------------
   Total liabilities                                                   1,280
                                                               --------------
Net assets, at value                                            $    133,825
                                                               ==============


Net assets:
   Net unrealized appreciation (depreciation) on investments    $     (3,875)
   Accumulated net realized gain (loss)                               (1,374)
   Accumulated net investment income (loss)                             (725)
   Paid in capital                                                   139,799
                                                               --------------
Net assets, at value                                            $    133,825
                                                               ==============


Net asset value per share
   Class A common
   Offering and redemption price per share
   ($133,825 / 14,110.544 shares outstanding,
   $0.0001 par, 50,000,000 shares authorized)                   $   9.48





The accompanying notes are an integral part of these financial statements.

                             Adhia Funds, Inc.
                          Adhia Health Care Fund
                         Statement of Operations
    For the Period from July 24, 2002 (effective date) to December 31, 2002



Investment income:
   Dividends                                                  $         366
   Interest                                                              64
                                                             ---------------
       Total income                                           $         430

Expenses:
   Transfer agent services                                            2,210
   Professional fees                                                    732
   Licenses and permits                                                 533
   Prospectus and shareholders' report printing                          79
   Other expenses                                                       261
   Management fees                                                      468
                                                             ---------------
       Total operating expenses                                       4,283
          Waiver of management fees                                    (468)
          Reimbursement of expenses                                  (2,660)
                                                             ---------------
       Net expenses                                                   1,155
                                                             ---------------
Net investment income (loss)                                           (725)

Net realized gain (loss) from investments                            (1,374)

Net unrealized appreciation (depreciation) during the period         (3,875)
                                                             ---------------
Net gain (loss) on investment transactions                           (5,249)
                                                             ---------------
Net increase (decrease) in net assets
 resulting from operations                                    $      (5,974)
                                                             ===============



The accompanying notes are an integral part of these financial statements.

                              Adhia Funds, Inc.
                           Adhia Health Care Fund
                      Statement of Changes in Net Assets
    For the Period from July 24, 2002 (effective date) to December 31, 2002


Increase (decrease) in net assets

Operations:
   Net investment income (loss)                              $        (725)
   Net realized gain (loss) from investments                        (1,374)
   Net unrealized appreciation (depreciation)
    on investments                                                  (3,875)
                                                            ---------------
Net increase (decrease) in net assets
  resulting from operations                                         (5,974)

Fund share transactions:
Proceeds from shares sold                                          139,799
                                                            ---------------
Net increase (decrease) in net assets from
 fund share transactions                                           139,799
                                                            ---------------
Increase (decrease) in net assets                                  133,825

Net assets at the beginning of the period                             -
                                                            ---------------
Net assets at the end of the period
 ($725 undistributed loss)                                   $     133,825
                                                            ===============






The accompanying notes are an integral part of these financial statements.

                             Adhia Funds, Inc.
                     Adhia Short Term Advantage Fund
                   Statement of Assets and Liabilities
                          As of December 31, 2002


Assets:
   Investments in securities, at fair value (cost $892,621)     $    897,764
   Cash                                                               10,000
   Interest receivable                                                 7,261
   Prepaid insurance                                                     147
   Receivable from advisor                                             2,496
                                                               --------------
   Total assets                                                 $    917,668
                                                               --------------

Liabilities:
   Accrued expenses                                                    1,364
                                                               --------------
   Total liabilities                                                   1,364
                                                               --------------
Net assets, at value                                            $    916,304
                                                               ==============


Net assets:
   Net unrealized appreciation (depreciation) on investments    $      5,143
   Accumulated net realized gain (loss)                                   26
   Accumulated net investment income (loss)                              -
   Paid in capital                                                   911,135
                                                               --------------
Net assets, at value                                            $    916,304


Net asset value per share
   Class A common
   Offering and redemption price per share
   ($916,304 / 90,923.86 Shares Outstanding,
   $0.0001 par, 50,000,000 shares authorized)                     $10.08




The accompanying notes are an integral part of these financial statements.

                              Adhia Funds, Inc.
                       Adhia Short Term Advantage Fund
                           Statement of Operations
  For the Period from July 24, 2002 (effective date) through December 31, 2002



Investment income:
   Interest                                              $       5,624
                                                        ---------------
Total Income                                             $       5,624

Expenses:
   Transfer agent services                                       2,210
   Professional fees                                               662
   Prospectus and shareholder's report printing                     79
   Licenses and permits                                            907
   Other expenses                                                   33
   Management fees                                               1,672
                                                        ---------------
       Total operating expenses                                  5,563
          Waiver of management fees                             (1,672)
          Reimbursement of expenses                             (3,891)
                                                        ---------------
       Net expenses                                                -

Net investment income (loss)                                     5,624

Net realized gain (loss) from investments                          792

Net unrealized appreciation (depreciation)
 during the period                                               5,143
                                                        ---------------
Net gain (loss) on investment transactions                       5,935
                                                        ---------------
Net increase (decrease) in net assets
 resulting from operations                               $      11,559
                                                        ===============



The accompanying notes are an integral part of these financial statements.

                             Adhia Funds, Inc.
                     Adhia Short Term Advantage Fund
                   Statement of Changes in Net Assets
  For the Period from July 24, 2002 (effective date) through December 31, 2002



Increase (decrease) in net assets

Operations:
   Net investment income (loss)                              $      5,624
   Net realized gain (loss) from investments                          792
   Net unrealized appreciation (depreciation)
    on investments                                                  5,143
                                                            --------------
Net increase (decrease) in net assets
 resulting from operations                                         11,559

Distributions of income                                            (5,625)
Distributions of capital gains                                       (765)

Fund share transactions:
   Proceeds from shares sold                                      904,745
   Shares issued from dividend reinvestment                         6,390
   Cost of shares redeemed                                            -
                                                            --------------
Net increase (decrease) in net assets from
 fund share transactions                                          911,135
                                                            --------------
Increase (decrease) in net assets                                 916,304

Net assets at the beginning of the period                             -
                                                            --------------
Net assets at the end of the period ($0 undistributed)       $    916,304
                                                            ==============





The accompanying notes are an integral part of these financial statements.

                             Adhia Funds, Inc.
                             Adhia Twenty Fund
                          Schedule of Investments
                          As of December 31, 2002

           Security                                   Shares      Fair Value
           ---------------------------------------   ---------   ------------
Common stocks
     3.7%   Banking
              JP MORGAN CHASE                            1,000     $   24,000
     3.8%   Diversified Companies
              GENERAL ELECTRIC                           1,000         24,350
     3.2%   Telephone & Communication Equipment
              CORNING *                                  3,000          9,930
              ADC TELECOM *                              5,000         10,450
     2.3%   Semiconductor Manufacturing
              ATMEL CORP *                               6,500         14,495
     2.5%   Financial Services
              BISYS GROUP INC *                          1,000         15,900
     5.1%   Computer Systems
              SUN MICROSYSTEMS INC *                     5,000         15,550
              HEWLETT PACKARD                            1,000         17,360
     1.1%   Health Care - Fitness
              BALLY TOTAL FITNESS HLDGS *                1,000          7,090
     1.2%   Real Estate Investment Trusts
              BEDFORD PROPERTIES                           300          7,707
     1.5%   Health Care- Biotech
              AMGEN INC COM *                              200          9,668
    13.9%   Health Care - Pharmaceutical
              ALLERGAN INC                               1,000         57,620
              BRISTOL MYERS SQUIBB CO                    1,000         23,150
              ADVANCED MED OPTICS INC *                    222          2,657
              PFIZER INC                                   200          6,114
     2.5%   Restaurants
              MCDONALDS CORPORATION **                   1,000         16,080
    10.6%   Chemical and Industrial
              DUPONT E I DE NEMOURS CO **                1,600         67,840
     7.4%   Consumer Products
              KIMBERLY CLARK CORP                        1,000         47,470
     2.5%   Entertainment
              DISNEY WALT CO DEL                         1,000         16,310
     1.1%   Apparel Industry
              TOMMY HILFIGER CORP COM *                  1,000          6,830
                                                                  ------------
62.4%       Total common stocks (cost $673,777)                    $  400,571



The accompanying notes are an integral part of these financial statements.

                             Adhia Funds, Inc.
                             Adhia Twenty Fund
                   Schedule of Investments - (Continued)
                          As of December 31, 2002

           Security                                   Shares      Fair Value
           ---------------------------------------   ---------   ------------
Money Market

37.6%    Fidelity cash reserve (cost $241,789)         241,789    $  241,789
                                                                 ------------
100%     Total investment in securities (cost $915,566)           $  642,360
                                                                 ============


*  Non-income producing.
** Open call options are associated with these securities (see Schedule of Call
   Options Written).




The accompanying notes are an integral part of these financial statements

                              Adhia Funds, Inc.
                              Adhia Twenty Fund
                      Schedule of Call Options Written
                           As of December 31, 2002

Security/Expiration Date/Strike Price    Shares Subject to Call   Fair Value
-------------------------------------    ----------------------   ----------
MCDONALDS CORP/JAN 2003/$20.00                   1,000             $     50
DUPONT/JAN 2003/$45.00                           1,600                  320
                                                                  ----------
   Total call options written (premium received $3,552)            $    370
                                                                  ==========




The accompanying notes are an integral part of these financial statements.

                             Adhia Funds, Inc.
                          Adhia Health Care Fund
                         Schedule of Investments
                         As of December 31, 2002


            Security                                    Shares     Fair Value
            ---------------------------------------   ---------   ------------
Common Stocks
     2.2%   Laboratory Instruments
              BECKMAN COULTER                              100     $    2,952
     2.1%   Health & Fitness
              BALLY TOTAL FITNESS *                        400          2,836
     4.7%   Medical Devices
              GUIDANT CORP                                 200          6,170
     3.0%   Health Insurance
              HUMANA INC. *                                400          4,000
     7.9%   Pharmaceuticals
              IVAX CORP *                                  500          6,065
              SCHERING PLOUGH                              200          4,440
                                                                  ------------
20.0%       Total common stocks (cost $30,338)                     $   26,463

Money Market

80.0%       Fidelity cash reserve (cost $105,884)      105,884     $  105,884
                                                                  ------------
100.0%   Total investment in securities (cost $136,222)            $  132,347
                                                                  ============


* Non-income producing.



The accompanying notes are an integral part of these financial statements.

                               Adhia Funds, Inc.
                        Adhia Short Term Advantage Fund
                            Schedule of Investments
                            As of December 31, 2002

         Security                                 Face Amount     Fair Value
         ------------------------------------    -------------   ------------
Bonds
 16.7%   Federal Home Loan Bank Cons Bonds
          Floating Rate 10.00% 09/29/2008         $   150,000     $  150,375

  5.6%   Federal National Mortgage
          Association 4.33% 01/03/2006                 50,000         50,004

 33.9%   Federal Home Loan Bank
          Bonds 3.50% 09/18/2006                      300,000        304,248
                                                                 ------------
 56.2%   Total bonds (cost $499,484)                                 504,627

Certificates of Deposit

 11.1%   MBNA American Bank NA
          2.65% 02/02/2004 (cost $100,000)            100,000        100,000

Money Market

 32.7%   Fidelity money market (cost $293,137)        293,137        293,137
                                                                 ------------
100.0%   Total investment in securities (cost $892,621)           $  897,764
                                                                 ============



The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

Adhia Funds, Inc. (the "Company" or the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, which currently offers a family of three mutual funds, Adhia Twenty Fund (the "Twenty Fund"), Adhia Health Care Fund (the "HC Fund"), and Adhia Short Term Advantage Fund (the "STA Fund"). The Company was incorporated under the laws of Maryland on January 27, 1998. The Registration for the Twenty Fund was effective January 1, 1999, while Registration for the HC Fund and the STA Fund became effective July 24, 2002. The Twenty Fund's investment objective is to seek capital appreciation through investment in an average of approximately twenty different stocks. The HC Fund's investment objective is to seek capital appreciation through investment in companies involved in the health care industry. The STA Fund's investment objective is to preserve principal while generating a rate of return that exceeds the return on money market mutual funds or treasury bills.

I.     Significant Accounting Policies

Security Valuation. Equity securities are valued at the latest closing sale price reported by the principal security exchange on which the issues are traded. Securities for which no sales are reported are valued at the most recent bid quotation. Short-term investments are valued at amortized costs, which approximates fair value. Bonds are valued using the latest bid prices as furnished by an independent pricing service. Call options written are valued at
the last closing price.   Securities and other assets for which market
quotations are not readily available are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the board of directors (the "Board"). Among various methods, the Board may consider using, an independent third party pricing service, values provided by market makers, the trading prices of similar securities, or other similar valuation methods to reflect fair values of securities.

Options Writing. The premiums received by the Fund for options written are recorded as a liability in the Statement of Net Assets. Fair value adjustments are recorded as unrealized appreciation (depreciation) in the Statement of Operations. Realized gains (losses) are recorded in the Statement of Operations upon the exercise or closing of the options or upon their expiration.

The following table describes the Twenty Fund's option activities for the year ended December 31, 2002.

                                                       Shares       Premiums
                                                  Subject to Call   Received
                                                  ---------------   --------
Options outstanding at December 31, 2001                 -          $    -
Options written                                        9,800          12,356
Options terminated in closing
 purchase transactions                                (7,200)         (8,804)
                                                  ---------------   --------
Options outstanding at December 31, 2002               2,600        $  3,552
                                                  ===============   ========

Federal Income Taxes. The Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

At December 31, 2002, the Fund had net tax basis capital loss carryforward of $83,850 for the Twenty Fund and $1,374 for the HC Fund, which may be applied against the respective Fund's realized net taxable capital gains of each succeeding year until fully utilized or until 2010, the expiration date, whichever occurs first. No capital loss carryfowards were used during 2002.

The Funds' cost basis of its investments is substantially the same for federal income tax purposes. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.

At December 31, 2002, the Funds' components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Twenty Fund
-----------
Undistributed ordinary income                                   $       -
Undistributed net long-term capital gains                       $       -
Capital loss carryforward                                       $    83,850
Net unrealized appreciation (depreciation) on investments       $  (273,206)

Health Care Fund
----------------
Undistributed ordinary income                                   $       -
Undistributed net long-term capital gains                       $       -
Capital loss carryforward                                       $     1,374
Net unrealized appreciation (depreciation) on investments       $    (3,875)

Short Term Advantage Fund
-------------------------
Undistributed ordinary income                                   $       -
Undistributed net long-term capital gains                       $       -
Capital loss carryforward                                       $       -
Net unrealized appreciation (depreciation) on investments       $     5,143

Other. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Premiums and discounts on bonds purchased are amortized and accreted, respectively, to interest income over the lives of the respective bonds.

Identifiable expenses are charged to the specific Fund that incurred the expense. General expenses not identified to a specific fund are allocated equally or based on a percentage of average net assets to total average net assets depending on the type and nature of expense.

Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

II.     Related Party

The Fund has an agreement with Adhia Investment Advisors, Inc. (the "Advisor"), with whom certain officers and directors of Adhia Funds, Inc. are affiliated, to furnish investment advisory services to the Fund. The Advisor develops the investment programs, selects portfolio managers, and monitors the portfolio managers' results. In addition, the Advisor provides all general management and administration of the Fund.

Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on each fund's average daily net assets at the annual rate as follows:

      Twenty Fund                  1.00%
      Health Care Fund             1.00%
      Short Term Advantage Fund    0.75%

Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 2 1/2% of average net assets, which is the lowest limitation imposed by state securities administrators, the Advisor will reimburse the Fund for the amount of such excess.

For the period ended December 31, 2002, the funds incurred advisory fees as follows:

                                       Advisory Fees
                                       -------------
     Twenty Fund                        $    11,857 (1)
     Health Care Fund                   $       468 (2)
     Short Term Advantage Fund          $     1,672 (2)

(1) $4,093 was waived by the Advisor.
(2) All fees were waived by the Advisor.

In addition, the Fund recorded reimbursement of expenses from the Advisor of $2,660 for the HC Fund and $3,891 for the STA Fund. At December 31, 2002, the Twenty Fund owed the Advisor $3,676 in management fees. The Advisor owed the HC Fund $2,660 and the STA Fund $2,496 in reimbursements at December 31, 2002.

III     Organization Costs:
Organizational costs and initial registration expenses are paid by the sponsor and Advisor, Adhia Investment Advisors, Inc.

IV.    Investment Transactions:
For the period ended December 31, 2002, purchases and proceeds of sales of investment securities were as follows:

                                        Purchases         Sales
                                      -------------   -------------
     Twenty Fund                       $   348,884     $   444,322
     Health Care Fund                  $    51,479     $    19,036
     Short Term Advantage Fund         $ 1,287,580     $   543,480

V.     Capital Stock:

The Company is authorized to issue 500,000,000 shares of common stock at $.0001 par value. Of which, 100,000,000 has been allocated to the Twenty Fund, 50,000,000 to the HC Fund, and 50,000,000 to the STA Fund.

The following table summarizes share activities in the Fund for the periods ended:

                                              December 31,
                                      ---------------------------
                                          2001           2002
                                      ------------   ------------
Shares sold
-----------
Twenty Fund                            12,132.465     13,376,252
Health Care Fund (1)                        -         14,110.544
Short Term Advantage Fund (1)               -         90,287.126

Shares redeemed
---------------
Twenty Fund                            14,256.285     92,190.287
Health Care Fund (1)                        -              -
Short Term Advantage Fund (1)               -              -

Shares reinvested
-----------------
Twenty Fund                               916.327          -
Health Care Fund (1)                        -              -
Short Term Advantage Fund (1)               -            634.014

(1)  For the period July 24, 2002 (effective date) to December 31, 2002.

FINANCIAL HIGHLIGHTS

The information in the following tables has been revised to reflect the distributions to shareholders. Per share income and capital changes for a share outstanding throughout the period are as follows:

Twenty Fund

Selected Per Share Data                        2002       2001       2000       1999
                                             --------   --------   --------   --------

Net asset value, beginning of year           $ 10.91    $ 11.33    $ 11.61    $  9.70
Income (loss) from investment operations:
   Net investment income (loss) (a)            (0.09)      0.09       0.04      (0.01)
   Net realized and unrealized gain (loss)
    on investment transactions                 (1.67)     (0.44)     (0.28)      2.89
                                             --------   --------   --------   --------
Total from investment operations               (1.76)     (0.35)     (0.24)      2.88
Less distributions of income                     -        (0.01)       -        (0.59)
Less distributions of capital gains              -        (0.06)     (0.04)     (0.38)
                                             --------   --------   --------   --------
Net asset value, end of year                 $  9.15    $ 10.91    $ 11.33    $ 11.61
                                             ========   ========   ========   ========

Total Return (%)                              (16.13)     (3.09)     (2.07)     29.79

Supplemental Data:
 Net assets, end of year ($ Thousands)           659      1,637      1,716        312
Ratio to average net assets:
 Expenses (%) (b)                                2.9        2.1        1.9        4.5
 Net expenses (%) (c)                            2.5        1.8        1.5        1.9
 Net investment income (loss) (%)               (0.8)       0.8        0.4       (0.1)
 Portfolio turnover rate (%)                      29         99         71         47

(a) Based on average shares outstanding during the period.
(b) Total expenses before reimbursements and waiver from Advisor.
(c) Net of reimbursements and waiver from Advisor.


Health Care Fund

Selected Per Share Data                                  2002 (b)
                                                       ------------
Net asset value, beginning of period                      $10.00
Income (loss) from investment operations:
   Net investment income (loss) (a)                        (0.06)
   Net realized and unrealized gain (loss) on
     Investment transactions                               (0.46)
                                                       ------------
Total from investment operations                           (0.52)
Less distributions                                            -
                                                       ------------
Net asset value, end of period                            $ 9.48

Total Return (%) (c)                                       (5.20)

Supplemental Data
 Net assets, end of period ($ Thousands)                     134
Ratio to average net assets:
 Expenses (%) (d) (e)                                        8.6
 Net expenses (%) (f)                                        2.3
 Net investment income (loss) (%) (d)                       (1.5)
 Portfolio turnover rate (%)                                  18

(a) Based on average shares outstanding during the period.
(b) For the period from July 24, 2002 to December 31, 2002.
(c) Not annualized for partial year.
(d) Annualized.
(e) Total expenses before reimbursements and waiver from Advisor.
(f) Net of reimbursements and waiver from Advisor.


Short Term Advantage Fund

Selected Per Share Data                                  2002 (b)
                                                       ------------
Net asset value, beginning of period                      $ 10.00
Income (loss) from investment operations:
 Net investment income (loss) (a)                            0.11
 Net realized and unrealized gain (loss) on
  investment transactions                                    0.04
                                                       ------------
Total from investment operations                             0.15
Less distributions of income                                (0.06)
Less distributions of capital gains                         (0.01)
                                                       ------------
Net asset value, end of period                            $ 10.08
                                                       ============

Total Return (%) (c)                                         1.49

Supplemental Data
 Net assets, end of period ($ Thousands)                      916
Ratio to average net assets:
 Expenses (%) (d) (e)                                         2.5
 Net expenses (%) (f)                                          -
 Net investment income (loss) (%) (d)                         2.5
 Portfolio turnover rate (%)                                  106

(a) Based on average shares outstanding during the period.
(b) For the period from July 24, 2002 to December 31, 2002.
(c) Not annualized for partial year.
(d) Annualized.
(e) Total expenses before reimbursement and waiver from Advisor.
(f) Net of reimbursements and waiver from Advisor.

BOARD OF DIRECTORS AND OFFICERS

The following table presents certain information regarding the Board of Directors and Officers of the fund as of December 31, 2002. Each individual's age is set forth in parentheses after his name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Adhia Funds, Inc., 1408
N. Westshore Blvd., Suite 611, Tampa, FL 33607. Each Board of Director's term of office extends until the next shareholders' meeting called for the purpose of electing Board of Directors and until the election and qualification of a successor, or until such Board of Director sooner dies, resigns or is removed as provided in the governing documents of the Fund.

Non-Interested Board of Directors

----------------------------------------------------------------------------------------
Name, Age                                                                   Number of
Position(s) Held        Principal Occupation(s) During Past 5 Years       Funds in Fund
Length of Time Served   and Other Directorships Held                     Family Overseen
----------------------------------------------------------------------------------------
Dr. Thomas L.Wheelen,   Professor of Strategic Management, University
(68)                    of South Florida.  Prior experiences include:
                        Professor, University of Virginia; University
                        of Arizona, and Northeastern University;
Director                various management capacities, General Electric
1999 - present          and the U.S. Navy; consultant to corporations,
                        federal and state government agencies.                   3
                        Directorships: Adhia Funds, Inc.; The Society
                        for Advancement of Management; Editorial Board
                        of SAM Advanced Management Journal; Lazer
                        Surgical Software, Inc.

Pravin D. Patel         Administrator, Forrest Hills Health Care, Inc.
(59)                    Directorships: Adhia Funds, Inc.; IndoUS Chamber
1998 - present          of Commerce Advisory Board; Gujarati Samaj of            3
                        Tampa Bay; Chairman of Charotar Patidar Samaj

Interested Board of Directors and Officers

-------------------------------------------------------------------------------------------
Name, Age                                                                     Number of
Position(s) Held        Principal Occupation(s) During Past 5 Years and     Funds in Fund
Length of Time Served   Other Directorships Held                           Family Overseen
-------------------------------------------------------------------------------------------
Hitesh (John) P. Adhia  President and chief investment officer,
(38)                    Adhia Investment Advisors, Inc.  Prior
                        experiences include: owner of a CPA practice;
                        CFO and independent advisor to the Well Care             3
Director                group of companies; portfolio analyst, Florida
1998 - present          Farm Bureau Insurance.  Directorships: Adhia
                        Investment Advisor, Inc.; Adhia Funds, Inc.

Anil D. Amlani          Process control engineer, IMC Global.  Prior
(29)                    experiences Include: process engineer,
                        HydrogenSource; various Engineering positions
Director,               Champion Paper.  Directorships:                          3
1998 - present          Adhia Funds, Inc.

MANAGEMENT OFFICE

1408 N. Westshore Blvd., Suite 611
Tampa, FL  33607
Phone: (813) 289-8440
Fax: (813) 289-8849


INVESTMENT ADVISOR

Adhia Investment Advisors, Inc.
1408 N. Westshore Blvd., Suite 611
Tampa, FL  33607
Phone: (813) 289-8440
Fax: (813) 289-8849


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204-1806
Phone: (800) 627-8172
Fax:   (317) 266-6756


INDEPENDENT AUDITOR

Alan K. Geer, P.A., CPA's
7401 D Temple Terrace Highway
Tampa, FL 33637